UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2023

WESTERN ASSET

GLOBAL CORPORATE

DEFINED OPPORTUNITY

FUND INC. (GDO)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

II	Western Asset Global Corporate Defined Opportunity Fund Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global Corporate Defined Opportunity Fund Inc. for the six-month reporting period ended April 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

May 31, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.	III

Performance review

For the six months ended April 30, 2023, Western Asset Global Corporate Defined Opportunity Fund Inc. returned 8.08% based on its net asset value (“NAV”)i and 12.77% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Global Aggregate Corporate Indexii, returned 10.69% for the same period.

The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.61 per share. As of April 30, 2023, the Fund estimates that 74% of the distributions were sourced from net investment income and 26% constituted return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of April 30, 2023. Past performance is no guarantee of future results.

Performance Snapshot as of April 30, 2023 (unaudited)
Price Per Share	6-Month Total Return**
$ 13.04 (NAV)	8.08	%†
$ 12.59 (Market Price)	12.77	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “GDO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XGDOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

Western Asset Global Corporate Defined Opportunity Fund Inc.	V

Performance review (cont’d)

edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Global Corporate Defined Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

May 31, 2023

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk, call risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower-rated high yield bonds, known as “junk bonds,” which are subject to greater credit risk (risk of default) than higher-rated obligations. The Fund’s investments in foreign securities involve risks, including the possibility of losses due to changes in currency exchange rates and negative developments in the political, social, economic or regulatory structure of specific countries or regions. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and less stable than those of more developed countries. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may result in greater volatility of NAV and the market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or

VI	Western Asset Global Corporate Defined Opportunity Fund Inc.

intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg Global Aggregate Corporate Index is the corporate component of the Bloomberg Global Aggregate Index, which is comprised of several other Bloomberg indices that measure fixed income performance of regions around the world.

Western Asset Global Corporate Defined Opportunity Fund Inc.	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2023 and October 31, 2022 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	1

Schedule of investments (unaudited)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 122.8%
Communication Services — 15.6%
Diversified Telecommunication Services — 4.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	900,000		$729,654	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	430,000		343,378	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	240,000		148,039	(a)
Altice France Holding SA, Senior Secured Notes	8.000%	5/15/27	360,000	EUR	285,152	(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000		598,966	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	200,000		148,050	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	560,000		419,709	(a)
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	2,100,000		808,248
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	430,000		367,170
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	200,000		181,004
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	200,000		187,218
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	235,000		229,794	(a)
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000		2,224,116
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,500,000		1,231,929
Total Diversified Telecommunication Services					7,902,427
Entertainment — 0.3%
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000		551,514
Interactive Media & Services — 0.4%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	860,000		703,540	(a)
Media — 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,770,000		1,350,254	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	720,000		712,330
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,660,000		2,467,129
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,960,000		1,722,193	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	370,000		306,589
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,300,000		1,062,966
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,730,000		1,860,205
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	230,000		206,127	(a)
Total Media					9,687,793

See Notes to Financial Statements.

2	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — 5.9%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		$704,335
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	680,000		678,354	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	470,000		240,285	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,070,000		523,377	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,920,000		1,404,110	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,000,000		774,855	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000		110,089
Sprint LLC, Senior Notes	7.875%	9/15/23	3,410,000		3,440,673
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,860,000		2,586,250
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	800,000	GBP	788,475	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	400,000		341,309	(a)
Total Wireless Telecommunication Services					11,592,112
Total Communication Services					30,437,386
Consumer Discretionary — 17.4%
Automobile Components — 2.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000		818,225	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,521,000		1,411,762
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	650,000		540,318
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,140,000		2,067,764	(a)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	400,000		412,034	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	430,000		444,231	(a)
Total Automobile Components					5,694,334
Automobiles — 2.3%
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	750,000		771,135
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,700,000		1,403,486
General Motors Co., Senior Notes	6.125%	10/1/25	220,000		223,985
General Motors Co., Senior Notes	6.600%	4/1/36	720,000		740,942
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,520,000		1,265,560	(a)
Total Automobiles					4,405,108
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	930,000		989,288	(a)
Diversified Consumer Services — 2.1%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	210,000	EUR	200,253	(b)

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Diversified Consumer Services — continued
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,330,000	EUR	$1,268,267	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	600,000		497,855	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,890,000		1,562,966	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	750,000		479,325	(a)
Total Diversified Consumer Services					4,008,666
Hotels, Restaurants & Leisure — 9.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	400,000		401,313	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000		421,116	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	40,000		43,044	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000	EUR	653,353
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	100,000		82,863	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000		699,139	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	4,630,000		4,229,100
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	6.869%	7/16/35	1,768,000	GBP	1,683,161	(b)(c)
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	38,717	GBP	48,087	(b)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,122,000		1,053,179	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	500,000		431,224	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	490,000		415,344	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	960,000		776,102	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,030,000		915,435	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000		538,472	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	210,000	GBP	238,713	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	430,000	GBP	421,514	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	2,380,000		2,006,360
Sands China Ltd., Senior Notes	4.875%	6/18/30	390,000		355,227
Sands China Ltd., Senior Notes	3.750%	8/8/31	500,000		413,325
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	400,000	GBP	420,163	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	230,000		213,132	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	520,000		454,501	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	590,000		490,287	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	570,000		584,371	(a)
Total Hotels, Restaurants & Leisure					17,988,525
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000		737,500

See Notes to Financial Statements.

4	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — 0.0%††
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	120,000		$80,551	(a)
Total Consumer Discretionary					33,903,972
Consumer Staples — 4.4%
Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	2,630,000		2,648,089
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000		61,388
Total Beverages					2,709,477
Consumer Staples Distribution & Retail — 0.3%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	660,000	GBP	683,264	(b)
Food Products — 2.0%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	500,000		467,500	(a)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Notes	3.750%	12/1/31	1,000,000		833,554	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000		175,353
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	400,000		388,115
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000		555,867
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	1,520,000		1,514,171	(a)
Total Food Products					3,934,560
Tobacco — 0.7%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000		796,241
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		488,938
Total Tobacco					1,285,179
Total Consumer Staples					8,612,480
Energy — 18.6%
Energy Equipment & Services — 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	430,000		440,823	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	100,000		90,763	(a)
Total Energy Equipment & Services					531,586
Oil, Gas & Consumable Fuels — 18.3%
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,060,000		1,040,075
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000		608,877
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000		1,036,700
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,250,000		938,581
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		1,961,144	(d)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,760,000		1,117,149

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	550,000	$422,289	(c)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	560,000	494,392	(c)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,210,000	1,022,450	(c)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	410,000	348,966	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	420,000	408,117	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,300,000	1,231,510
EQT Corp., Senior Notes	5.000%	1/15/29	2,720,000	2,606,994
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	2,130,000	1,645,236	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	889,213	(a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	834,665
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	153,217
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,230,000	1,664,897	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	478,309
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	540,000	308,073
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	286,500
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	501,480
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	302,887	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	540,000	540,120
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	1,941,252
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	440,000	422,932	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	438,693
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,072,900
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,500,000	2,406,300	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,010,000	882,558	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	3,655,000	3,339,606

See Notes to Financial Statements.

6	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	$211,314
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	2,770,000	2,352,486
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	540,000	535,712
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	381,912
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	447,038
YPF SA, Senior Notes	8.500%	7/28/25	120,000	100,090	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	288,407	(a)
Total Oil, Gas & Consumable Fuels				35,663,041
Total Energy				36,194,627
Financials — 33.3%
Banks — 22.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,160,000	1,751,760	(a)(c)(e)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	3,910,000	3,543,438	(c)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000	487,022
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	590,000	556,677	(c)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	800,000	739,920	(c)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	3,000,000	2,930,234
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	638,162	(c)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	540,000	477,034	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	860,000	828,929	(a)(c)(e)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	2,100,000	1,971,412	(c)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,908,885

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000		$557,425	(a)(c)(e)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	2,000,000		1,823,255	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	2,820,000		2,500,353	(c)(e)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	2,870,000		2,643,034	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,180,000		2,118,606	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,940,000		1,869,277	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,360,000		1,790,955	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	4,890,000		4,858,215	(c)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	750,000		742,571	(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	500,000		460,905	(c)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	290,000		265,930	(c)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,700,000		2,601,536
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	1,000,000		993,046
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	394,000		391,110	(a)
UniCredit SpA, Subordinated Notes (2.000% to 9/23/24 then EUR 5 year Swap Rate + 2.400%)	2.000%	9/23/29	600,000	EUR	614,989	(b)(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,420,000		1,360,216	(a)(c)

See Notes to Financial Statements.

8	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	110,000	$107,879	(c)(e)
Wells Fargo & Co., Junior Subordinated Notes (5.900% to 6/15/24 then 3 mo. USD LIBOR + 3.110%)	5.900%	6/15/24	1,830,000	1,730,082	(c)(e)
Total Banks				43,262,857
Capital Markets — 4.6%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,540,000	(c)(e)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	1,300,000	1,386,125
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	2,450,000	110,250	*(a)(e)(f)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	510,000	22,950	*(a)(e)(f)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	940,000	42,300	*(a)(e)(f)
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	470,000	400,905
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	1,290,000	1,310,760	(a)(c)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000	2,290,072	(c)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	860,000	779,375	(b)(c)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,040,000	977,600	(a)(c)(e)
Total Capital Markets				8,860,337
Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	2,816,307
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000	1,206,955
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,599,560	4,111,593	(a)(g)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	660,000	644,851	(b)

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Financial Services — continued
Huarong Finance II Co. Ltd., Senior Notes	4.625%	6/3/26	300,000		$266,562	(b)
Huarong Finance II Co. Ltd., Senior Notes	4.875%	11/22/26	400,000		354,500	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	600,000		594,185	(a)
Total Financial Services					9,994,953
Insurance — 1.4%
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,324,590	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		317,197	(a)
Scottish Widows Ltd., Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,142,740	(b)
Total Insurance					2,784,527
Total Financials					64,902,674
Health Care — 7.2%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,000,000		949,629
Health Care Providers & Services — 3.7%
Centene Corp., Senior Notes	3.375%	2/15/30	3,360,000		2,969,770
CVS Health Corp., Senior Notes	3.750%	4/1/30	2,000,000		1,874,104
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000		982,726
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000		494,302	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000		478,266
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	440,000		427,420
Total Health Care Providers & Services					7,226,588
Pharmaceuticals — 3.0%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	150,000		70,673	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	550,000		362,868	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	500,000		355,018	*(a)(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,380,000		1,378,522
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,690,000		1,528,777
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,230,000		2,071,281
Total Pharmaceuticals					5,767,139
Total Health Care					13,943,356

See Notes to Financial Statements.

10	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Industrials — 15.7%
Aerospace & Defense — 4.5%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,250,000		$1,117,476	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000		842,381	(a)
Boeing Co., Senior Notes	3.625%	2/1/31	7,450,000		6,821,421
Total Aerospace & Defense					8,781,278
Building Products — 2.0%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	1,220,000		1,320,035	(a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,575,000		1,508,659	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	1,200,000		1,037,261	(a)
Total Building Products					3,865,955
Commercial Services & Supplies — 0.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	460,000		465,221
CoreCivic Inc., Senior Notes	4.750%	10/15/27	430,000		373,143
Total Commercial Services & Supplies					838,364
Industrial Conglomerates — 0.1%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	8.196%	6/15/23	161,000		161,322	(c)(e)
Machinery — 1.0%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	2,000,000	EUR	1,740,121	(b)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	200,000		179,000
Total Machinery					1,919,121
Passenger Airlines — 7.1%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	2,410,000		2,272,414	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	560,000		545,179	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	430,000		422,752	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,050,000		999,154	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000		482,849
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000		432,615
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000		2,569,672	(a)(d)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	450,000		437,253	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	500,000		466,284	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,258,000		1,257,497	(a)

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†	Value
Passenger Airlines — continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,889,999	$1,909,247	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	330,000	333,602	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	780,000	774,425
United Airlines Pass-Through Trust	4.875%	1/15/26	1,041,200	1,010,418
Total Passenger Airlines				13,913,361
Trading Companies & Distributors — 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	940,000	815,577	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	147,000	146,287
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000	134,749
Total Trading Companies & Distributors				1,096,613
Total Industrials				30,576,014
Information Technology — 1.8%
Communications Equipment — 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	60,000	46,449	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	210,000	150,911	(a)
Total Communications Equipment				197,360
Technology Hardware, Storage & Peripherals — 1.7%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	2,330,000	2,268,476
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	520,000	498,506
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000	637,502
Total Technology Hardware, Storage & Peripherals				3,404,484
Total Information Technology				3,601,844
Materials — 5.8%
Chemicals — 2.6%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	820,000	751,332	(a)
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	3,100,000	3,104,129
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,070,000	1,074,296	(a)(h)
Total Chemicals				4,929,757
Metals & Mining — 2.3%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000	790,161
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	118,430
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	56,413
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	1,808,085
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000	611,538

See Notes to Financial Statements.

12	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		$356,127
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000		785,440
Total Metals & Mining					4,526,194
Paper & Forest Products — 0.9%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000		402,170	(a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,600,000		1,360,059
Total Paper & Forest Products					1,762,229
Total Materials					11,218,180
Real Estate — 1.4%
Health Care REITs — 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	200,000		126,187
Hotel & Resort REITs — 0.4%
Service Properties Trust, Senior Notes	5.500%	12/15/27	500,000		437,706
Service Properties Trust, Senior Notes	4.375%	2/15/30	400,000		298,086
Total Hotel & Resort REITs					735,792
Real Estate Management & Development — 1.0%
China Aoyuan Group Ltd., Senior Secured Notes	—	2/19/23	300,000		20,880	*(b)(i)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	500,000		35,045	*(b)(f)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	750,000		613,470	(b)
Heimstaden AB, Senior Notes	4.250%	3/9/26	400,000	EUR	293,353	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	1,100,000	EUR	882,973	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000		26,352	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	350,000		25,879	*(b)(f)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	750,000		53,575	*(b)(f)
Total Real Estate Management & Development					1,951,527
Total Real Estate					2,813,506
Utilities — 1.6%
Electric Utilities — 0.9%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,330,000		1,514,703
Pampa Energia SA, Senior Notes	7.500%	1/24/27	310,000		270,055	(a)
Total Electric Utilities					1,784,758

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Gas Utilities — 0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000		$839,523
Independent Power and Renewable Electricity Producers — 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	650,000		573,625	(a)
Total Utilities					3,197,906
Total Corporate Bonds & Notes (Cost — $241,968,597)					239,401,945
Sovereign Bonds — 12.1%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,400,000		1,183,266	(a)
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	52,555		11,758
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	600,000		499,688	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	680,000		482,346	(a)
Total Argentina					993,792
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,500,000		1,087,586
Dominican Republic — 0.3%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	610,000		527,492	(a)
Indonesia — 1.8%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000		589,566	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,110,000		3,007,795
Total Indonesia					3,597,361
Jordan — 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000		255,313	(a)
Mexico — 3.6%
Mexican Bonos, Bonds	7.750%	5/29/31	97,720,000	MXN	5,104,327
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000		580,911
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,530,000		1,295,400
Total Mexico					6,980,638

See Notes to Financial Statements.

14	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†		Value
Panama — 1.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	4,060,000		$3,268,176
Peru — 1.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,460,000		2,136,702
Poland — 1.1%
Republic of Poland Government Bond	1.250%	10/25/30	11,800,000	PLN	2,066,056
Romania — 0.6%
Romanian Government International Bond	3.875%	10/29/35	1,500,000	EUR	1,278,287	(b)
Russia — 0.1%
Russian Federal Bond — OFZ	7.750%	9/16/26	103,070,000	RUB	64,439	*(f)(j)
Russian Federal Bond — OFZ	7.050%	1/19/28	105,660,000	RUB	66,058	*(f)(j)
Russian Federal Bond — OFZ	6.900%	5/23/29	158,539,000	RUB	99,118	*(f)(j)
Total Russia					229,615
Total Sovereign Bonds (Cost — $26,909,993)					23,604,284
Senior Loans — 3.9%
Consumer Discretionary — 1.0%
Diversified Consumer Services — 0.5%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	8.53%	4/13/28	1,250,000		857,813	(c)(k)(l)
Hotels, Restaurants & Leisure — 0.5%
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	7.981%	4/13/29	997,487		996,415	(c)(k)(l)
Total Consumer Discretionary					1,854,228
Financials — 1.1%
Financial Services — 1.1%
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.597%	2/2/28	2,244,275		2,232,346	(c)(k)(l)
Industrials — 1.3%
Passenger Airlines — 1.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.798%	10/20/27	945,000		980,504	(c)(k)(l)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	10.213%	6/21/27	1,487,500		1,550,198	(c)(k)(l)
Total Industrials					2,530,702

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Maturity Date	Face Amount†	Value
Materials — 0.5%
Paper & Forest Products — 0.5%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	6.775%	9/7/27	997,443	$994,560	(c)(k)(l)
Total Senior Loans (Cost — $7,589,742)				7,611,836
U.S. Government & Agency Obligations — 1.9%
U.S. Government Obligations — 1.9%
U.S. Treasury Notes	3.250%	8/31/24	1,000,000	984,024
U.S. Treasury Notes	4.125%	1/31/25	1,150,000	1,148,315
U.S. Treasury Notes	0.750%	4/30/26	1,650,000	1,511,877
Total U.S. Government & Agency Obligations (Cost — $3,624,806)				3,644,216
Convertible Bonds & Notes — 1.4%
Communication Services — 0.9%
Media — 0.9%
DISH Network Corp., Senior Notes	2.375%	3/15/24	260,000	225,875
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,610,000	1,285,822
DISH Network Corp., Senior Notes	3.375%	8/15/26	560,000	266,560
Total Communication Services				1,778,257
Industrials — 0.5%
Passenger Airlines — 0.5%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,270,000	1,036,320
Total Convertible Bonds & Notes (Cost — $3,601,637)				2,814,577

			Shares
Preferred Stocks — 0.5%
Financials — 0.5%
Capital Markets — 0.5%
State Street Corp., Non Voting Shares (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%) (Cost — $937,278)	5.900%		37,454	910,132	(c)

		Maturity Date	Face Amount†
Collateralized Mortgage Obligations (m) — 0.0%††
JPMorgan Mortgage Trust, 2005-A5 1A2 (Cost — $34,419)	3.437%	8/25/35	36,203	36,197	(c)
Total Investments before Short-Term Investments (Cost — $284,666,472)				278,023,187

See Notes to Financial Statements.

16	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Percentages shown based on Fund net assets)

Security‡	Rate	Shares	Value
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $251,695)	4.808%	251,695	$251,695	(n)(o)
Total Investments — 142.7% (Cost — $284,918,167)			278,274,882
Liabilities in Excess of Other Assets — (42.7)%			(83,303,683)
Total Net Assets — 100.0%			$194,971,199

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of April 30, 2023.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	The maturity principal is currently in default as of April 30, 2023.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $251,695 and the cost was $251,695 (Note 8).

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

Abbreviation(s) used in this schedule:

EUR	— Euro

GBP	— British Pound

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

PLN	— Polish Zloty

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At April 30, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs Group Inc.	5.500%	3/24/2023	TBD***	$2,220,840	Corporate Bonds & Notes	$2,032,305
					Cash	225,453
Goldman Sachs Group Inc.	5.510%	4/27/2023	5/26/2023	2,507,429	Corporate Bonds & Notes	2,656,822
					Cash	254,547
				$4,728,269		$5,169,127

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of April 30, 2023.

At April 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,940,570	USD	2,186,617	BNP Paribas SA	7/18/23	$(12,705)
EUR	21,446,358	USD	23,525,432	BNP Paribas SA	7/18/23	214,000
GBP	357,999	USD	445,530	Goldman Sachs Group Inc.	7/18/23	5,093
MXN	6,689,390	USD	360,879	Goldman Sachs Group Inc.	7/18/23	5,076
Net unrealized appreciation on open forward foreign currency contracts						$211,464

See Notes to Financial Statements.

18	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Western Asset Global Corporate Defined Opportunity Fund Inc.

Abbreviation(s) used in this table:

CAD	— Canadian Dollar

EUR	— Euro

GBP	— British Pound

MXN	— Mexican Peso

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2023

Western Asset Global Corporate Defined Opportunity Fund Inc.

Summary of Investments by Country*
United States	55.2%
United Kingdom	7.5
Mexico	4.5
Italy	3.1
Peru	2.9
Colombia	2.1
Ireland	1.9
Brazil	1.9
Switzerland	1.8
Israel	1.8
Indonesia	1.5
Cayman Islands	1.5
Spain	1.4
Macau	1.4
France	1.4
Luxembourg	1.2
Panama	1.2
Belgium	1.0
Argentina	0.9
Germany	0.8
Poland	0.7
China	0.7
Canada	0.7
Kazakhstan	0.6
Romania	0.5
Angola	0.4
Sweden	0.4
South Africa	0.4
Dominican Republic	0.2
Jordan	0.1
Russia	0.1
Netherlands	0.1
Short-Term Investments	0.1
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2023 and are subject to change.

See Notes to Financial Statements.

20	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $284,666,472)	$278,023,187
Investments in affiliated securities, at value (Cost — $251,695)	251,695
Foreign currency, at value (Cost — $763,136)	766,138
Cash	192,365
Interest receivable	4,201,170
Deposits with brokers for open reverse repurchase agreements	480,000
Unrealized appreciation on forward foreign currency contracts	224,169
Receivable for securities sold	57,578
Dividends receivable from affiliated investments	4,439
Prepaid expenses	667
Total Assets	284,201,408

Liabilities:
Loan payable (Note 5)	81,000,000
Payable for open reverse repurchase agreements (Note 3)	4,728,269
Distributions payable	1,509,866
Payable for securities purchased	1,257,252
Interest expense payable	405,613
Investment management fee payable	184,670
Due to broker	34,781
Unrealized depreciation on forward foreign currency contracts	12,705
Directors’ fees payable	4,181
Accrued expenses	92,872
Total Liabilities	89,230,209
Total Net Assets	$194,971,199

Net Assets:
Par value ($0.001 par value; 14,949,168 shares issued and outstanding; 100,000,000 shares authorized)	$14,949
Paid-in capital in excess of par value	259,187,501
Total distributable earnings (loss)	(64,231,251)
Total Net Assets	$194,971,199

Shares Outstanding	14,949,168

Net Asset Value	$13.04

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended April 30, 2023

Investment Income:
Interest	$10,432,262
Dividends from unaffiliated investments	27,618
Dividends from affiliated investments	41,661
Less: Foreign taxes withheld	(16,550)
Total Investment Income	10,484,991

Expenses:
Interest expense (Notes 3 and 5)	2,436,075
Investment management fee (Note 2)	1,170,359
Legal fees	63,942
Transfer agent fees	48,788
Directors’ fees	33,115
Audit and tax fees	27,193
Fund accounting fees	14,185
Shareholder reports	7,589
Commitment fees (Note 5)	6,063
Stock exchange listing fees	5,333
Custody fees	3,930
Insurance	993
Miscellaneous expenses	3,937
Total Expenses	3,821,502
Less: Fee waivers and/or expense reimbursements (Note 2)	(963)
Net Expenses	3,820,539
Net Investment Income	6,664,452

Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(5,543,585)
Forward foreign currency contracts	1,470,225
Foreign currency transactions	49,825
Net Realized Loss	(4,023,535)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	11,990,539	†
Forward foreign currency contracts	577,702
Foreign currencies	(4,770)
Change in Net Unrealized Appreciation (Depreciation)	12,563,471
Net Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	8,539,936
Increase in Net Assets From Operations	$15,204,388

†	Net of change in accrued foreign capital gains tax of $(894).

See Notes to Financial Statements.

22	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2023 (unaudited) and the Year Ended October 31, 2022	2023	2022

Operations:
Net investment income	$6,664,452	$15,483,812
Net realized loss	(4,023,535)	(24,531,760)
Change in net unrealized appreciation (depreciation)	12,563,471	(53,968,742)
Increase (Decrease) in Net Assets From Operations	15,204,388	(63,016,690)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(9,059,196)	(8,289,099)
Return of capital	—	(9,824,327)
Decrease in Net Assets From Distributions to Shareholders	(9,059,196)	(18,113,426)

Fund Share Transactions:
Reinvestment of distributions (0 and 8,259 shares issued, respectively)	—	125,064
Increase in Net Assets From Fund Share Transactions	—	125,064
Increase (Decrease) in Net Assets	6,145,192	(81,005,052)

Net Assets:
Beginning of period	188,826,007	269,831,059
End of period	$194,971,199	$188,826,007

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	23

Statement of cash flows (unaudited)

For the Six Months Ended April 30, 2023

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$15,204,388
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(77,831,824)
Sales of portfolio securities	92,437,824
Net purchases, sales and maturities of short-term investments	2,181,251
Net amortization of premium (accretion of discount)	(2,283,022)
Decrease in receivable for securities sold	5,865,638
Increase in interest receivable	(30,640)
Decrease in prepaid expenses	993
Increase in dividends receivable from affiliated investments	(1,094)
Increase in due to broker	34,781
Decrease in payable for securities purchased	(4,537,770)
Decrease in investment management fee payable	(13,755)
Increase in Directors’ fees payable	793
Increase in interest expense payable	148,918
Decrease in accrued expenses	(31,055)
Net realized loss on investments	5,543,585
Change in net unrealized appreciation (depreciation) of investments and forward foreign currency contracts	(12,568,241)
Net Cash Provided in Operating Activities*	24,120,770

Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(9,059,196)
Repayment of loan facility borrowings	(2,000,000)
Decrease in payable for open reverse repurchase agreements	(13,665,068)
Decrease in payable for closed reverse repurchase agreements	(2,002,597)
Net Cash Used by Financing Activities	(26,726,861)
Net Decrease in Cash and Restricted Cash	(2,606,091)
Cash and restricted cash at beginning of period	4,044,594
Cash and restricted cash at end of period	$1,438,503

*	Included in operating expenses is $2,292,582 paid for interest and commitment fees on borrowings.

The following table provides a reconciliation of cash (including foreign currency) and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2023
Cash	$958,503
Restricted cash	480,000
Total cash and restricted cash shown in the Statement of Cash Flows	$1,438,503

Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations for reverse repurchase agreements. It is separately reported on the Statement of Assets and Liabilities as Deposits with brokers.

See Notes to Financial Statements.

24	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
	2023[1,2]	2022[1]	2021[1]	2020[1]	2019[1]	2018[1]

Net asset value, beginning of period	$12.63	$18.06	$17.91	$18.41	$17.39	$19.20

Income (loss) from operations:
Net investment income	0.45	1.04	1.07	1.03	0.99	0.99
Net realized and unrealized gain (loss)	0.57	(5.26)	0.29	(0.32)	1.24	(1.52)
Total income (loss) from operations	1.02	(4.22)	1.36	0.71	2.23	(0.53)

Less distributions from:
Net investment income	(0.61) [3]	(0.55)	(0.94)	(1.01)	(0.69)	(1.26)
Return of capital	—	(0.66)	(0.27)	(0.20)	(0.52)	(0.02)
Total distributions	(0.61)	(1.21)	(1.21)	(1.21)	(1.21)	(1.28)
Anti-dilutive impact of repurchase plan	—	—	—	0.00 [4,5]	—	—

Net asset value, end of period	$13.04	$12.63	$18.06	$17.91	$18.41	$17.39

Market price, end of period	$12.59	$11.70	$18.16	$16.53	$17.37	$15.20
Total return, based on NAV[6,7]	8.08%	(24.14)%	7.62%	4.27%	13.30%	(2.86)%
Total return, based on Market Price[8]	12.77%	(29.96)%	17.43%	2.25%	22.89%	(9.38)%

Net assets, end of period (millions)	$195	$189	$270	$268	$275	$260

Ratios to average net assets:
Gross expenses	3.89%[9]	2.12%	1.53%	1.94%	2.33%	2.00%
Net expenses[10]	3.89 [9,11]	2.12 [11]	1.53 [11]	1.93 [11]	2.33	2.00
Net investment income	6.78 [9]	6.80	5.73	5.79	5.55	5.42

Portfolio turnover rate	27%	81%	35%	50%	52%	85%

Supplemental data:
Loan Outstanding, End of Period (000s)	$81,000	$83,000	$90,000	$90,000	$88,000	$88,000
Asset Coverage Ratio for Loan Outstanding[12]	341%	328%	400%	397%	413%	395%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding[12]	$3,407	$3,275	$3,998	$3,974	$4,126	$3,952
Weighted Average Loan (000s)	$81,961	$86,510	$90,000	$88,716	$88,000	$84,625
Weighted Average Interest Rate on Loan	5.14%	1.69%	0.76%	1.75%	3.08%	2.50%

See Notes to Financial Statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	25

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2023 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.

[5]	The repurchase plan was completed at an average repurchase price of $12.30 for 2,114 shares and $26,011 for the year ended October 31, 2020.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Annualized.

[10]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

See Notes to Financial Statements.

26	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

28	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$239,401,945	—	$239,401,945
Sovereign Bonds	—	23,374,669	$229,615	23,604,284
Senior Loans	—	7,611,836	—	7,611,836
U.S. Government & Agency Obligations	—	3,644,216	—	3,644,216
Convertible Bonds & Notes	—	2,814,577	—	2,814,577
Preferred Stocks	$910,132	—	—	910,132
Collateralized Mortgage Obligations	—	36,197	—	36,197
Total Long-Term Investments	910,132	276,883,440	229,615	278,023,187
Short-Term Investments†	251,695	—	—	251,695
Total Investments	$1,161,827	$276,883,440	$229,615	$278,274,882
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$224,169	—	$224,169
Total	$1,161,827	$277,107,609	$229,615	$278,499,051

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$12,705	—	$12,705

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Reverse repurchase agreements. The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will pledge cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations. If the market value of the collateral declines during the period, the Fund may be required to post additional collateral to cover its obligation. Cash collateral that has been pledged to cover obligations of the Fund under reverse repurchase agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as

30	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

collateral are noted in the Schedule of Investments. Interest payments made on reverse repurchase agreements are recognized as a component of “Interest expense” on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

32	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2023, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $12,705. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset

34	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset Limited are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets plus the amount of any borrowings and assets attributable to any preferred stock that may be outstanding (“managed assets”).

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset Limited provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. Western Asset Singapore, Western Asset Japan and Western Asset Limited do not receive any compensation from the Fund. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset Limited a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

During periods in which the Fund utilizes financial leverage, the fees paid to LMPFA will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).

During the six months ended April 30, 2023, fees waived and/or expenses reimbursed amounted to $963, all of which was an affiliated money market fund waiver.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended April 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$54,924,589	$22,907,235
Sales	55,814,027	36,623,797

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

At April 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$284,918,167	$9,532,370	$(16,175,655)	$(6,643,285)
Forward foreign currency contracts	—	224,169	(12,705)	211,464

Transactions in reverse repurchase agreements for the Fund during the six months ended April 30, 2023 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$14,441,502	4.403%	$18,393,337

*	Averages based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 2.910% to 5.510% during the six months ended April 30, 2023. Interest expense incurred on reverse repurchase agreements totaled $319,682.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2023.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$224,169

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$12,705

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

36	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$1,470,225

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$577,702

During the six months ended April 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$29,997,776
Forward foreign currency contracts (to sell)†	4,464,455

†	At April 30, 2023, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$214,000	$(12,705)	$201,295	—	$201,295
Goldman Sachs Group Inc.	10,169	—	10,169	—	10,169
Total	$224,169	$(12,705)	$211,464	—	$211,464

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Loan

The Fund has a Margin Loan and Security Agreement (the “Credit Agreement”) with Bank of America, N.A. (“BofA”) that allows the Fund to borrow up to an aggregate amount of $90,000,000 and renews daily for a 179-day term unless notice to the contrary is given to

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

the Fund. The Fund pays interest on borrowings calculated based on SOFR plus applicable margin. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.20% except that the commitment fee is 0.15% when the aggregate outstanding balance of the loan is equal to or greater than 50% of the maximum commitment amount. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of BofA. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the Credit Agreement for the six months ended April 30, 2023 was $2,116,393. For the six months ended April 30, 2023, the Fund incurred commitment fees of $6,063. For the six months ended April 30, 2023, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $81,961,326 and the weighted average interest rate was 5.14%. At April 30, 2023, the Fund had $81,000,000 of borrowings outstanding.

6. Distributions subsequent to April 30, 2023

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
4/21/2023	5/1/2023	$0.1010
5/23/2023	6/1/2023	$0.1010
6/23/2023	7/3/2023	$0.1010
7/24/2023	8/1/2023	$0.1010
8/24/2023	9/1/2023	$0.1010

7. Stock repurchase program

On March 10, 2014, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to 1,600,000 shares of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to the net asset value. The Board directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended April 30, 2023 and the year ended October 31, 2022, the Fund did not repurchase any shares.

Since the Fund’s commencement of the stock repurchase program through April 30, 2023, the Fund repurchased 408,350 shares or 2.66% of its common shares outstanding for the

38	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

total amount of $7,013,966. The anti-dilutive impact of these share repurchases is included on the Financial Highlights.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2023. The following transactions were effected in such company for the six months ended April 30, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,201,652	$39,601,304	39,601,304	$41,551,261	41,551,261

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$41,661	—	$251,695

9. Deferred capital losses

As of October 31, 2022, the Fund had deferred capital losses of $46,982,518, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

11. Other matters

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may

40	Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report

negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At April 30, 2023, the Fund had 0.12% of its net assets invested in securities with significant economic risk or exposure to Russia.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2023 Semi-Annual Report	41

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Global Corporate Defined Opportunity Fund Inc. was held on April 14, 2023 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of Directors

Nominees	For	Withheld	Abstain
Carol L. Colman	11,769,166	198,158	118,334
Daniel P. Cronin	11,780,755	182,932	121,971
Paolo M. Cucchi	11,741,406	252,846	91,406

At April 30, 2023, in addition to Carol L. Colman, Daniel P. Cronin and Paolo M. Cucchi, the other Directors of the Fund were as follows:

Robert D. Agdern

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended October 31, 2023.

For	Against	Abstain
11,903,381	120,085	62,190

42	Western Asset Global Corporate Defined Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

Western Asset Global Corporate Defined Opportunity Fund Inc.	43

Dividend reinvestment plan (unaudited) (cont’d)

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

44	Western Asset Global Corporate Defined Opportunity Fund Inc.

Western Asset

Global Corporate Defined Opportunity Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Senior Vice President

Jeanne M. Kelly

Senior Vice President

Western Asset Global Corporate Defined Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

New York Stock Exchange Symbol

GDO

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include the Western Asset Money Market Funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation; and

•	Online account access user IDs, passwords, security challenge question responses.

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds.

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2022

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Global Corporate Defined Opportunity Fund Inc.

Western Asset Global Corporate Defined Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.

This report is transmitted to the shareholders of Western Asset Global Corporate Defined Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

P.O. Box 43006

Providence, RI 02940-3078

WASX012645 06/23 SR23-4670

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 26, 2023